Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhmst-20180605_SupplementTextBlock

Prospectus Supplement

John Hancock Municipal Securities Trust
Supplement dated June 5, 2018 to the current prospectus (the "Prospectus")

John Hancock High Yield Municipal Bond Fund (the "fund")

Effective June 5, 2018, the fund will automatically lose its status as a non-diversified fund. Accordingly, the fund operates, and will continue to operate, as a diversified fund, and all references to the fund being non-diversified are hereby removed from the Prospectus.